Average Annual Total Returns - Transamerica Asset Allocation Short Horizon	R4 1 Year	R4 5 Years	R4 10 Years	R4 Since Inception	R4 Inception Date	R4 Return After Taxes on Distributions 1 Year	R4 Return After Taxes on Distributions 5 Years	R4 Return After Taxes on Distributions 10 Years	R4 Return After Taxes on Distributions Since Inception	R4 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R4 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	R4 Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R4 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R 1 Year	R 5 Years	R 10 Years	R Since Inception	R Inception Date	Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year	Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years	Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 10 Years	Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception	Transamerica Asset Allocation Short Horizon Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year	Transamerica Asset Allocation Short Horizon Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years	Transamerica Asset Allocation Short Horizon Blended Benchmark (reflects no deduction for fees, expenses or taxes) 10 Years	Transamerica Asset Allocation Short Horizon Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	8.41%	5.17%	4.39%		Sep. 11, 2000	6.80%	3.95%	3.16%		5.20%	3.49%	2.89%		8.14%			4.91%	May 19, 2017	7.51%	4.44%	3.84%	4.81%	8.41%	5.49%	4.53%	5.56%